UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4651

John Hancock Strategic Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Strategic Income Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2011

Strategic Income Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 52.67%				$1,718,039,812

(Cost $1,648,785,152)

Consumer Discretionary 9.58%				312,614,546

Auto Components 1.16%
Allison Transmission, Inc. (S)	7.125	05/15/19	$6,045,000	5,606,737
Allison Transmission, Inc. (S)	11.000	11/01/15	9,066,000	9,541,965
Allison Transmission, Inc., PIK (S)	11.250	11/01/15	5,459,000	5,568,180
Exide Technologies (S)	8.625	02/01/18	4,280,000	4,066,000
Hyva Global BV (S)	8.625	03/24/16	3,490,000	3,263,150
Lear Corp.	8.125	03/15/20	4,500,000	4,803,750
Lear Corp., Series B, Escrow Certificates (I)	8.750	12/01/16	2,645,000	72,738
Tenneco, Inc.	6.875	12/15/20	3,185,000	3,232,775
The Goodyear Tire & Rubber Company	10.500	05/15/16	569,000	622,344
TRW Automotive, Inc. (S)	8.875	12/01/17	1,090,000	1,188,100

Auto Manufactures 0 09%
Volvo Treasury AB (S)	5.950	04/01/15	2,590,000	2,804,188

Automobiles 0.14%
Chrysler Group LLC/CG Company-Issuer, Inc. (S)	8.250	06/15/21	2,600,000	2,249,000
Hyundai Capital America (S)	3.750	04/06/16	2,160,000	2,226,791

Diversified Financial Services 0.25%
Landry's Holdings, Inc. (S)	11.500	06/01/14	8,440,000	8,292,300

Food Products 0.16%
Simmons Foods, Inc. (S)	10.500	11/01/17	5,660,000	5,164,750

Hotels, Restaurants & Leisure 2.03%
Ameristar Casinos, Inc. (S)	7.500	04/15/21	2,115,000	2,109,713
Arcos Dorados Holdings, Inc. (BRL) (D)(S)	10.250	07/13/16	10,025,000	6,407,712
CCM Merger, Inc. (S)	8.000	08/01/13	14,359,000	13,928,230
Fontainebleau Las Vegas Holdings LLC (H)(S)	10.250	06/15/15	3,455,000	1,762
Great Canadian Gaming Corp. (S)	7.250	02/15/15	4,330,000	4,286,700
Jacobs Entertainment, Inc.	9.750	06/15/14	10,305,000	10,124,663
Landry's Restaurants, Inc.	11.625	12/01/15	2,520,000	2,652,300
Landry's Restaurants, Inc. (S)	11.625	12/01/15	1,235,000	1,299,837
Little Traverse Bay Bands of Odawa Indians (S)	9.000	08/31/20	1,639,000	1,335,785
Mandalay Resort Group	6.375	12/15/11	3,175,000	3,198,812
Mashantucket Western Pequot Tribe, Series A (H)(S)	8.500	11/15/15	4,910,000	276,188
Mohegan Tribal Gaming Authority	7.125	08/15/14	5,540,000	3,060,850
Mohegan Tribal Gaming Authority	8.000	04/01/12	10,425,000	7,558,125
Mohegan Tribal Gaming Authority (S)	11.500	11/01/17	780,000	762,450
Seminole Indian Tribe of Florida (S)	7.750	10/01/17	1,315,000	1,334,725
Snoqualmie Entertainment Authority (S)	9.125	02/01/15	6,110,000	5,911,425
Waterford Gaming LLC (S)	8.625	09/15/14	5,118,242	1,952,149

Household Durables 0.07%
Beazer Homes USA, Inc.	9.125	05/15/19	1,945,000	1,337,187
Standard Pacific Corp.	8.375	05/15/18	1,190,000	1,044,225

Household Products 0.12%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (S)	8.250	02/15/21	1,590,000	1,339,575
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (S)	8.750	05/15/18	2,910,000	2,597,175

Media 4.45%
AMC Entertainment, Inc.	8.000	03/01/14	7,640,000	7,410,800
AMC Entertainment, Inc.	8.750	06/01/19	2,135,000	2,151,012

1

Strategic Income Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Consumer Discretionary (continued)

AMC Entertainment, Inc.	9.750	12/01/20	$6,565,000	$6,335,225
Cablevision Systems Corp.	8.000	04/15/20	3,700,000	3,875,750
Cablevision Systems Corp.	8.625	09/15/17	4,905,000	5,199,300
CCH II LLC/CCH II Capital Corp.	13.500	11/30/16	13,854,167	16,001,563
CCO Holdings LLC/CCO Holdings Capital Corp.	7.000	01/15/19	2,455,000	2,467,274
CCO Holdings LLC/CCO Holdings Capital Corp. (S)	7.000	01/15/19	1,475,000	1,478,687
Cinemark USA, Inc. (S)	7.375	06/15/21	3,950,000	3,821,625
Cinemark USA, Inc.	8.625	06/15/19	1,435,000	1,506,750
Citadel Broadcasting Corp. (S)	7.750	12/15/18	660,000	711,150
Clear Channel Communications, Inc.	9.000	03/01/21	2,980,000	2,398,900
Clear Channel Communications, Inc.	10.750	08/01/16	12,425,000	8,635,375
Clear Channel Communications, Inc., PIK	11.000	08/01/16	15,074,084	10,024,265
Comcast Corp.	4.950	06/15/16	1,800,000	2,021,758
CSC Holdings LLC	8.500	06/15/15	3,680,000	3,937,600
Regal Cinemas Corp.	8.625	07/15/19	830,000	859,050
Regal Entertainment Group	9.125	08/15/18	1,445,000	1,459,450
Shaw Communications, Inc. (CAD) (D)	5.500	12/07/20	3,155,000	3,294,305
Shaw Communications, Inc. (CAD) (D)	5.700	03/02/17	2,325,000	2,564,860
Shaw Communications, Inc. (CAD) (D)	6.100	11/16/12	9,000,000	9,673,920
Shaw Communications, Inc. (CAD) (D)	6.500	06/02/14	3,055,000	3,421,550
Sirius XM Radio, Inc. (S)	8.750	04/01/15	12,710,000	13,790,350
SuperMedia, Inc., Escrow Certificates (I)	8.000	11/15/16	5,300,000	0
Videotron Ltee (CAD) (D)(S)	7.125	01/15/20	4,670,000	4,869,665
WMG Acquisition Corp. (S)	11.500	10/01/18	7,940,000	7,225,400
XM Satellite Radio, Inc. (S)	13.000	08/01/13	17,740,000	19,913,150

Multiline Retail 0.35%
Macy's Retail Holdings, Inc.	7.875	08/15/36	4,600,000	5,028,495
Michaels Stores, Inc.	11.375	11/01/16	6,265,000	6,499,937

Specialty Retail 0.64%
Automotores Gildemeister SA (S)	8.250	05/24/21	7,600,000	7,714,000
Empire Today LLC/Empire Today Finance Corp. (S)	11.375	02/01/17	4,940,000	4,618,900
Gymboree Corp.	9.125	12/01/18	3,065,000	2,651,224
Hillman Group, Inc. (S)	10.875	06/01/18	885,000	893,850
Hillman Group, Inc.	10.875	06/01/18	2,285,000	2,307,850
Sonic Automotive, Inc.	9.000	03/15/18	1,130,000	1,146,950
Toys R Us Property Company II LLC	8.500	12/01/17	1,575,000	1,606,500

Textiles, Apparel & Luxury Goods 0.12%
PVH Corp.	7.375	05/15/20	3,700,000	3,875,750

Consumer Staples 2.44%				79,443,100

Beverages 0.15%
Anheuser-Busch InBev Worldwide, Inc. (BRL) (D)	9.750	11/17/15	7,585,000	5,038,718

Commercial Services & Supplies 0.16%
ARAMARK Corp.	8.500	02/01/15	5,000,000	5,162,500

Food Products 1.35%
Arcor SAIC (S)	7.250	11/09/17	1,615,000	1,703,825
B&G Foods, Inc.	7.625	01/15/18	3,770,000	3,958,500
Corp. Pesquera Inca SAC (S)	9.000	02/10/17	4,645,000	4,819,187
Del Monte Foods Company (S)	7.625	02/15/19	2,325,000	2,307,563
Grupo Bimbo SAB de CV (S)	4.875	06/30/20	4,945,000	5,193,757
JBS Finance II, Ltd. (S)	8.250	01/29/18	6,485,000	6,031,050
Marfrig Holding Europe BV (S)	8.375	05/09/18	8,300,000	6,972,000

2

Strategic Income Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Consumer Staples (continued)

TreeHouse Foods, Inc.	7.750	03/01/18	$2,500,000	$2,615,624
Viterra, Inc. (CAD) (D)	8.500	07/07/14	9,700,000	10,375,523

Household Products 0.42%
Diversey, Inc.	8.250	11/15/19	1,410,000	1,628,550
Yankee Candle Company, Inc.	8.500	02/15/15	9,010,000	8,897,374
Yankee Candle Company, Inc., Series B	9.750	02/15/17	2,180,000	2,122,775
YCC Holdings LLC/Yankee Finance, Inc., PIK (S)	10.250	02/15/16	1,050,000	955,500

Personal Products 0.36%
Hypermarcas SA (S)	6.500	04/20/21	10,605,000	10,297,454
Revlon Consumer Products Corp.	9.750	11/15/15	1,280,000	1,363,200

Energy 5.27%				171,735,744

Energy Equipment & Services 1.37%
Calfrac Holdings LP (S)	7.500	12/01/20	4,920,000	4,772,400
Forbes Energy Services, Ltd. (S)	9.000	06/15/19	3,160,000	3,009,900
Inkia Energy, Ltd. (S)	8.375	04/04/21	9,470,000	9,612,050
Offshore Group Investments, Ltd.	11.500	08/01/15	18,545,000	19,750,424
PHI, Inc.	8.625	10/15/18	4,875,000	4,862,813
Trinidad Drilling, Ltd. (S)	7.875	01/15/19	2,490,000	2,539,800

Oil, Gas & Consumable Fuels 3.90%
Alpha Natural Resources, Inc.	6.000	06/01/19	1,030,000	1,006,825
Alpha Natural Resources, Inc.	6.250	06/01/21	7,920,000	7,751,700
Arch Coal, Inc. (S)	7.000	06/15/19	2,855,000	2,812,174
Arch Coal, Inc. (S)	7.250	06/15/21	5,115,000	5,038,275
Bumi Investment Pte, Ltd. (S)	10.750	10/06/17	2,365,000	2,601,500
Drummond Company, Inc.	7.375	02/15/16	13,415,000	13,616,225
Ecopetrol SA	7.625	07/23/19	2,320,000	2,824,600
Energy Partners, Ltd.	8.250	02/15/18	2,405,000	2,290,763
EV Energy Partners LP/EV Energy Finance Corp. (S)	8.000	04/15/19	4,535,000	4,444,300
Harvest Operations Corp. (S)	6.875	10/01/17	545,000	550,450
Linn Energy LLC/Linn Energy Finance Corp.	8.625	04/15/20	2,725,000	2,915,750
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.500	08/15/21	3,095,000	3,156,900
McMoRan Exploration Company	11.875	11/15/14	7,415,000	7,859,900
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC	8.875	03/15/18	4,380,000	4,423,800
OGX Petroleo e Gas Participacoes SA (S)	8.500	06/01/18	11,865,000	11,894,663
Overseas Shipholding Group, Inc.	8.125	03/30/18	2,850,000	2,422,500
Pan American Energy LLC (S)	7.875	05/07/21	3,785,000	3,917,474
Pertamina Persero PT (S)	5.250	05/23/21	3,910,000	4,066,400
Pertamina Persero PT (S)	6.500	05/27/41	2,800,000	2,968,000
Petrobras International Finance Company	5.375	01/27/21	5,035,000	5,392,485
Petroleos Mexicanos	6.000	03/05/20	2,685,000	3,044,790
RDS Ultra-Deepwater, Ltd. (S)	11.875	03/15/17	8,065,000	8,488,413
Regency Energy Partners LP/Regency Energy Finance Corp.	9.375	06/01/16	7,000,000	7,665,000
Targa Resources Partners LP	8.250	07/01/16	1,895,000	1,980,275
Valero Energy Corp.	4.500	02/01/15	1,530,000	1,653,307
Valero Energy Corp.	6.125	02/01/20	1,530,000	1,702,738
W&T Offshore, Inc. (S)	8.500	06/15/19	5,735,000	5,735,000
Westmoreland Coal Company/Westmoreland Partners	10.750	02/01/18	4,915,000	4,964,150

Financials 17.74%				578,758,520

Capital Markets 1.84%
Affinion Group Holdings, Inc.	11.625	11/15/15	3,970,000	3,870,750
E*Trade Financial Corp.	6.750	06/01/16	4,260,000	4,345,200

3

Strategic Income Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials (continued)

Hongkong Land Treasury Services (Singapore) Pte, Ltd. (SGD) (D)	3.860	12/29/17	4,000,000	$3,628,402
Macquarie Group, Ltd. (S)	7.300	08/01/14	$1,735,000	1,921,773
Morgan Stanley (BRL) (D)(S)	10.090	05/03/17	38,110,000	22,982,347
Morgan Stanley (BRL) (D)(S)	11.500	10/22/20	20,000,000	12,406,558
Temasek Financial I, Ltd. (SGD) (D)	3.265	02/19/20	12,250,000	11,013,821

Commercial Banks 2.84%
ANZ National International, Ltd. (SGD) (D)	2.950	07/27/15	11,000,000	9,527,408
Banco de Galicia y Buenos Aires (S)	8.750	05/04/18	6,505,000	6,374,900
Banco Safra SA (BRL) (D)(S)	10.250	08/08/16	6,155,000	3,876,115
Banco Votorantim SA (BRL) (D)(S)	6.250	05/16/16	10,930,000	6,928,442
BanColombia SA (S)	5.950	06/03/21	5,995,000	6,174,850
First Tennessee Bank NA	5.050	01/15/15	1,624,000	1,695,385
Kreditanstalt Fuer Wiederaufbau (AUD) (D)	6.000	01/19/16	11,500,000	12,845,670
M&I Marshall & Ilsley Bank	5.000	01/17/17	7,070,000	7,596,418
Regions Financial Corp.	7.375	12/10/37	1,875,000	1,575,000
Santander Issuances SA (6.500% to 11/15/2014, then 3 month LIBOR
+ 3.920%) (S)	6.500	08/11/19	3,400,000	3,370,961
Standard Chartered Bank (SGD) (D)	2.220	07/05/13	17,000,000	14,448,786
State Bank of India/London (S)	4.500	07/27/15	3,680,000	3,771,978
Synovus Financial Corp.	5.125	06/15/17	1,595,000	1,339,800
The Royal Bank of Scotland PLC (SGD) (D)(P)	1.871	03/31/14	6,250,000	5,154,234
The South Financial Group, Inc. (P)	1.746	09/01/37	975,000	780,000
Western Alliance Bancorp	10.000	09/01/15	1,675,000	1,758,750
Wilmington Trust Corp.	4.875	04/15/13	5,205,000	5,434,421

Consumer Finance 0.12%
Discover Financial Services	10.250	07/15/19	3,100,000	3,999,939

Diversified Financial Services 10.47%
Alfa Bank OJSC (S)	7.750	04/28/21	3,550,000	3,456,990
Banco Continental SA (7.375% to 10/07/2020, then 3 month LIBOR +
6.802%) (S)	7.375	10/07/40	3,455,000	3,434,193
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
(NZD) (D)	5.125	03/12/13	5,980,000	5,177,408
Corp Andina de Fomento	3.750	01/15/16	5,610,000	5,719,300
Council of Europe Development Bank (AUD) (D)	5.250	05/27/13	10,550,000	11,440,759
Crown Castle Towers LLC (S)	4.883	08/15/20	5,495,000	5,738,302
Eurofima (AUD) (D)	6.000	01/28/14	14,285,000	15,780,234
European Bank for Reconstruction & Development (BRL) (D)	9.250	09/10/12	37,620,000	24,187,493
European Investment Bank (NOK) (D)	4.250	02/04/15	85,900,000	16,558,023
European Investment Bank (AUD) (D)	5.375	05/20/14	17,636,000	19,249,185
European Investment Bank (NZD) (D)	6.500	09/10/14	5,685,000	5,152,955
Export-Import Bank of Korea (INR) (D)(S)	6.500	01/25/12	221,000,000	4,825,527
General Electric Capital Australia Funding Pty, Ltd. (AUD) (D)	6.500	11/15/11	7,900,000	8,456,591
General Electric Capital Australia Funding Pty, Ltd. (AUD) (D)	7.000	10/08/15	2,600,000	2,886,232
General Electric Capital Corp. (SEK) (D)	4.875	04/05/16	69,000,000	11,504,282
General Electric Capital Corp., Series A (NZD) (D)	7.625	12/10/14	33,700,000	30,957,438
Gruposura Finance (S)	5.700	05/18/21	5,165,000	5,261,844
GTP Acquisition Partners I LLC (S)	7.628	06/15/16	5,175,000	5,014,388
Inter-American Development Bank (INR) (D)	4.750	01/10/14	330,650,000	7,413,597
Inter-American Development Bank (AUD) (D)	5.375	05/27/14	13,790,000	15,117,161

4

Strategic Income Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials (continued)

Inter-American Development Bank, Series INTL (NZD) (D)	7.250	05/24/12	20,555,000	$17,986,050
Inter-American Development Bank, Series MPLE (CAD) (D)	4.250	12/02/12	4,770,000	5,053,677
International Bank for Reconstruction & Development (NOK) (D)	3.250	04/14/14	50,300,000	9,466,030
International Bank for Reconstruction & Development (NZD) (D)	5.375	12/15/14	18,470,000	16,409,954
International Finance Corp. (AUD) (D)	7.500	02/28/13	9,510,000	10,632,987
Kreditanstalt fuer Wiederaufbau (NOK) (D)	4.000	12/15/14	38,410,000	7,359,189
Kreditanstalt fuer Wiederaufbau (AUD) (D)	5.750	05/13/15	22,750,000	25,184,829
Kreditanstalt fuer Wiederaufbau (AUD) (D)	6.000	08/20/20	14,600,000	16,232,599
Kreditanstalt fuer Wiederaufbau (IDR) (D)	7.000	10/22/12	146,400,000,000	17,675,059
Lancer Finance Company SPV, Ltd. (S)	5.850	12/12/16	$964,674	1,023,654
Nationstar Mortgage/Nationstar Capital Corp. (S)	10.875	04/01/15	2,980,000	2,980,000
Offshore Group Investments, Ltd. (S)	11.500	08/01/15	3,160,000	3,365,400
Ono Finance II PLC (S)	10.875	07/15/19	750,000	667,500

Insurance 1.19%
American International Group, Inc. (8.175% to 05/15/2038, then 3
month LIBOR + 4.195%)	8.175	05/15/58	13,070,000	12,975,896
Chubb Corp. (6.375% until 04/15/2017, then 3 month LIBOR + 2.250%)	6.375	03/29/67	1,560,000	1,575,600
CNO Financial Group, Inc. (S)	9.000	01/15/18	5,825,000	6,058,000
Glen Meadow Pass-Through Trust (6.505% to 02/15/2017, then 3
month LIBOR +2.125%) (S)	6.505	02/12/67	8,105,000	6,382,688
Lincoln National Corp. (7.000% to 5/17/2016, then 3 month LIBOR +
2.358%)	7.000	05/17/66	2,770,000	2,576,100
MetLife, Inc.	6.400	12/15/36	7,300,000	6,627,422
Symetra Financial Corp. (8.300% to 10/15/2017, then 3 month LIBOR +
4.177%) (S)	8.300	10/15/37	2,585,000	2,494,525

Real Estate Investment Trusts 0.08%
DuPont Fabros Technology LP	8.500	12/15/17	2,465,000	2,600,575

Real Estate Management & Development 1.20%
CapitaMalls Asia Treasury, Ltd. (SGD) (D)	3.950	08/24/17	14,250,000	12,535,776
Country Garden Holdings Company (S)	11.125	02/23/18	2,090,000	2,084,775
Realogy Corp. (S)	7.875	02/15/19	4,590,000	3,809,700
Realogy Corp.	11.500	04/15/17	8,470,000	6,733,650
Realogy Corp.	12.000	04/15/17	12,884,937	10,307,950
Yanlord Land Group, Ltd. (S)	10.625	03/29/18	4,170,000	3,805,125

Health Care 1.51%				49,358,510

Biotechnology 0.07%
Giant Funding Corp. (S)	8.250	02/01/18	2,465,000	2,465,000

Health Care Equipment & Supplies 0.09%
Alere, Inc.	8.625	10/01/18	2,960,000	2,841,600

Health Care Providers & Services 1.04%
BioScrip, Inc.	10.250	10/01/15	6,320,000	6,256,800
Community Health Systems, Inc.	8.875	07/15/15	2,440,000	2,473,550
ExamWorks Group, Inc. (S)	9.000	07/15/19	7,885,000	7,431,613
HCA, Inc.	7.500	02/15/22	5,925,000	5,865,750
HCA, Inc.	8.500	04/15/19	10,000,000	10,900,000
LifePoint Hospitals, Inc.	6.625	10/01/20	1,100,000	1,072,500
Vanguard Health Systems, Inc.	Zero	02/01/16	100,000	64,000

5

Strategic Income Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Health Care (continued)

Pharmaceuticals 0.31%
Catalent Pharma Solutions, Inc., PIK	9.500	04/15/15	$6,107,726	$5,649,647
Endo Pharmaceuticals Holdings, Inc. (S)	7.250	01/15/22	3,765,000	3,840,300
Valeant Pharmaceuticals International (S)	7.000	10/01/20	550,000	497,750

Industrials 5.13%				167,599,614

Aerospace & Defense 0.34%
Bombardier, Inc. (S)	7.750	03/15/20	2,350,000	2,567,375
Colt Defense LLC/Colt Finance Corp.	8.750	11/15/17	1,385,000	893,325
Kratos Defense & Security Solutions, Inc.	10.000	06/01/17	3,010,000	3,092,775
TransDigm, Inc. (S)	7.750	12/15/18	4,620,000	4,700,850

Airlines 1.69%
America West Airlines 2001-1 Pass Through Trust	7.100	04/02/21	4,781,929	4,590,652
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000	01/31/18	4,216,977	3,626,601
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	01/02/23	2,776,290	2,741,586
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	08/10/22	3,520,765	3,591,180
Delta Air Lines, Inc. (S)	9.500	09/15/14	6,032,000	6,182,800
Delta Air Lines, Inc. (S)	12.250	03/15/15	2,810,000	2,971,575
Global Aviation Holdings, Inc. (H)	14.000	08/15/13	8,132,000	6,729,230
TAM Capital 3, Inc. (S)	8.375	06/03/21	5,440,000	5,412,800
TAM Capital, Inc.	7.375	04/25/17	3,135,000	3,103,650
United Air Lines 2009-1 Pass Through Trust	10.400	11/01/16	2,186,435	2,396,770
United Air Lines 2009-2A Pass Through Trust	9.750	01/15/17	2,467,924	2,801,094
United Air Lines, Inc. (S)	9.875	08/01/13	1,085,000	1,117,550
United Air Lines, Inc. (S)	12.000	11/01/13	7,305,000	7,560,675
United Air Lines, Inc.	12.750	07/15/12	2,248,963	2,350,167

Building Products 0.35%
Euramax International, Inc. (S)	9.500	04/01/16	1,370,000	1,178,200
Nortek, Inc. (S)	8.500	04/15/21	2,700,000	2,308,500
Nortek, Inc. (S)	10.000	12/01/18	5,125,000	4,894,375
Rearden G Holdings EINS GmbH (S)	7.875	03/30/20	1,590,000	1,645,650
Voto-Votorantim Overseas Trading Operations NV (S)	6.625	09/25/19	1,205,000	1,268,263

Commercial Services & Supplies 0.48%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	9.625	03/15/18	2,675,000	2,735,188
Covanta Holding Corp.	7.250	12/01/20	7,700,000	7,834,573
Garda World Security Corp. (S)	9.750	03/15/17	5,000,000	5,125,000

Construction & Engineering 0.28%
Aeropuertos Argentina 2000 SA (S)	10.750	12/01/20	4,513,880	4,841,136
Tutor Perini Corp.	7.625	11/01/18	4,835,000	4,303,150

Construction Materials 0.09%
Votorantim Cimentos SA (S)	7.250	04/05/41	2,865,000	2,822,025

Electrical Equipment 0.33%
Coleman Cable, Inc.	9.000	02/15/18	2,410,000	2,403,975
WPE International Cooperatief UA (S)	10.375	09/30/20	8,350,000	8,496,125

Industrial Conglomerates 0.49%
Grupo KUO SAB de CV (S)	9.750	10/17/17	6,175,000	6,607,250
Hutchison Whampoa International, Ltd. (S)	4.625	09/11/15	2,550,000	2,738,955
Mega Advance Investments, Ltd. (S)	5.000	05/12/21	3,925,000	3,974,035
Odebrecht Finance, Ltd. (Q)(S)	7.500	09/14/15	2,100,000	2,102,625
Smiths Group PLC (S)	7.200	05/15/19	520,000	618,876

6

Strategic Income Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Industrials (continued)

Machinery 0.24%
Lonking Holdings, Ltd. (S)	8.500	06/03/16	$5,440,000	$5,168,000
Thermadyne Holdings Corp.	9.000	12/15/17	2,735,000	2,776,025

Marine 0.15%
Navios Maritime Holdings, Inc./Navios Maritime Finance II U.S., Inc.
(S)	8.125	02/15/19	4,310,000	3,512,650
Navios South American Logistics, Inc./Navios Logistics Finance U.S.,
Inc. (S)	9.250	04/15/19	1,595,000	1,395,625

Professional Services 0.03%
CDRT Merger Sub, Inc. (S)	8.125	06/01/19	1,055,000	983,788

Road & Rail 0.48%
B-Corp Merger Sub, Inc. (S)	8.250	06/01/19	2,575,000	2,394,750
RailAmerica, Inc.	9.250	07/01/17	2,664,000	2,877,120
Swift Services Holdings, Inc.	10.000	11/15/18	4,390,000	4,433,900
Western Express, Inc. (S)	12.500	04/15/15	7,730,000	5,952,100

Transportation Infrastructure 0.18%
SCF Capital, Ltd. (S)	5.375	10/27/17	5,880,000	5,777,100

Information Technology 0.78%				25,538,713

Computers & Peripherals 0.17%
Seagate HDD Cayman (S)	7.000	11/01/21	5,960,000	5,632,200

Electronic Equipment, Instruments & Components 0.08%
Freescale Semiconductor, Inc. (S)	9.250	04/15/18	2,390,000	2,515,475

IT Services 0.27%
Brightstar Corp. (S)	9.500	12/01/16	6,890,000	7,096,700
Equinix, Inc.	8.125	03/01/18	1,810,000	1,918,600

Software 0.26%
First Data Corp. (S)	8.875	08/15/20	3,080,000	3,049,200
Vangent, Inc.	9.625	02/15/15	5,085,000	5,326,538

Materials 5.55%				181,121,820

Chemicals 0.73%
American Pacific Corp.	9.000	02/01/15	5,765,000	5,664,113
Braskem Finance, Ltd. (S)	5.750	04/15/21	1,755,000	1,763,775
Braskem Finance, Ltd. (S)	7.000	05/07/20	4,225,000	4,531,313
Braskem Finance, Ltd. (Q)(S)	7.375	10/04/15	2,770,000	2,783,850
Ferro Corp.	7.875	08/15/18	1,760,000	1,777,600
Fufeng Group, Ltd. (S)	7.625	04/13/16	7,310,000	6,725,200
Rhodia SA (S)	6.875	09/15/20	555,000	647,963

Construction Materials 0.15%
China Shanshui Cement Group, Ltd. (S)	8.500	05/25/16	3,740,000	3,646,500
Vulcan Materials Company	7.500	06/15/21	1,330,000	1,308,507

Containers & Packaging 0.96%
AEP Industries, Inc. (S)	8.250	04/15/19	4,050,000	3,898,125
Berry Plastics Corp.	8.250	11/15/15	5,255,000	5,412,650
Berry Plastics Corp.	9.750	01/15/21	2,560,000	2,374,400
Cascades, Inc.	7.875	01/15/20	1,695,000	1,631,438
Graham Packaging Company LP/GPC Capital Corp. I	8.250	01/01/17	2,730,000	2,757,300

7

Strategic Income Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Materials (continued)

Graham Packaging Company LP/GPC Capital Corp. I	8.250	10/01/18	$1,090,000	$1,098,175
Graham Packaging Company LP/GPC Capital Corp. I	9.875	10/15/14	1,035,000	1,050,525
Graphic Packaging International, Inc.	7.875	10/01/18	761,000	799,050
Graphic Packaging International, Inc.	9.500	06/15/17	4,290,000	4,665,375
Owens-Brockway Glass Container, Inc.	7.375	05/15/16	2,440,000	2,549,800
Packaging Dynamics Corp. (S)	8.750	02/01/16	2,495,000	2,501,238
Polymer Group, Inc. (S)	7.750	02/01/19	930,000	920,700
Pretium Packaging LLC/Pretium Finance, Inc. (S)	11.500	04/01/16	1,765,000	1,734,113

Metals & Mining 2.57%
APERAM (S)	7.750	04/01/18	2,880,000	2,664,000
China Oriental Group Company, Ltd. (S)	7.000	11/17/17	3,570,000	3,213,000
CSN Islands XI Corp. (S)	6.875	09/21/19	1,560,000	1,669,200
CSN Islands XII Corp. (Q)(S)	7.000	09/23/15	2,800,000	2,751,000
Essar Steel Algoma, Inc. (S)	9.375	03/15/15	3,550,000	3,381,375
Gerdau Trade, Inc. (S)	5.750	01/30/21	8,275,000	8,275,000
Metinvest BV (S)	8.750	02/14/18	5,905,000	5,786,900
Midwest Vanadium Pty, Ltd. (S)	11.500	02/15/18	10,255,000	9,690,975
Rain CII Carbon LLC/CII Carbon Corp. (S)	8.000	12/01/18	15,830,000	15,830,000
Rio Tinto Finance USA, Ltd.	7.125	07/15/28	3,985,000	5,158,698
Rio Tinto Finance USA, Ltd.	9.000	05/01/19	2,500,000	3,408,683
SunCoke Energy, Inc. (S)	7.625	08/01/19	5,960,000	5,855,700
Teck Resources, Ltd.	10.750	05/15/19	1,385,000	1,710,475
Vale Overseas, Ltd.	4.625	09/15/20	2,400,000	2,449,522
Vedanta Resources PLC (S)	8.250	06/07/21	7,942,000	7,584,610
Winsway Coking Coal Holding, Ltd. (S)	8.500	04/08/16	4,920,000	4,477,200

Paper & Forest Products 1.14%
AbitibiBowater, Inc. (S)	10.250	10/15/18	4,156,000	4,363,800
Celulosa Arauco y Constitucion SA	5.000	01/21/21	2,970,000	3,012,914
International Paper Company	7.950	06/15/18	2,990,000	3,569,770
Longview Fibre Paper & Packaging, Inc. (S)	8.000	06/01/16	3,215,000	3,182,850
Mercer International, Inc.	9.500	12/01/17	3,280,000	3,263,600
PE Paper Escrow GmbH (S)	12.000	08/01/14	1,055,000	1,139,400
Sappi Papier Holding GmbH (S)	7.500	06/15/32	6,169,000	5,243,650
Suzano Trading, Ltd. (S)	5.875	01/23/21	8,275,000	8,006,063
Verso Paper Holdings LLC/Verso Paper, Inc.	8.750	02/01/19	6,510,000	5,191,725

Telecommunication Services 3.61%				117,602,724

Communications Equipment 0.11%
Sable International Finance, Ltd. (S)	7.750	02/15/17	1,590,000	1,544,288
SingTel Group Treasury Pte, Ltd. (SGD) (D)	3.488	04/08/20	2,250,000	2,026,870

Diversified Telecommunication Services 1.94%
Axtel SAB de CV (S)	7.625	02/01/17	6,250,000	5,875,000
Axtel SAB de CV (S)	9.000	09/22/19	5,640,000	5,372,100
Broadview Networks Holdings, Inc.	11.375	09/01/12	2,387,000	2,052,820
Cincinnati Bell, Inc.	8.750	03/15/18	4,225,000	3,960,938
Frontier Communications Corp.	7.125	03/15/19	2,770,000	2,724,988
Frontier Communications Corp.	8.500	04/15/20	4,035,000	4,226,663
GXS Worldwide, Inc.	9.750	06/15/15	4,595,000	4,503,100
Intelsat Luxembourg SA	11.250	02/04/17	12,170,000	11,804,900
Intelsat Luxembourg SA, PIK (S)	11.500	02/04/17	4,825,000	4,686,281
Level 3 Financing, Inc.	10.000	02/01/18	890,000	896,675
Satmex Escrow SA de CV (S)	9.500	05/15/17	4,452,000	4,368,525
Virgin Media Secured Finance PLC (S)	5.250	01/15/21	2,210,000	2,399,326

8

Strategic Income Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Telecommunication Services (continued)

West Corp.	11.000	10/15/16	$8,705,000	$8,987,913
Wind Acquisition Finance SA (S)	7.250	02/15/18	1,500,000	1,406,250

Wireless Telecommunication Services 1.56%
American Tower Corp.	7.000	10/15/17	3,500,000	4,070,861
CC Holdings GS V LLC/Crown Castle GS III Corp. (S)	7.750	05/01/17	2,365,000	2,530,550
Data & Audio Visual Enterprises Wireless, Inc. (CAD) (D)	9.500	04/29/18	3,820,000	3,608,190
Digicel Group, Ltd. (S)	8.875	01/15/15	1,275,000	1,275,000
Digicel, Ltd. (S)	8.250	09/01/17	6,535,000	6,535,000
Grupo Iusacell Sa de Cv	9.000	06/30/17	1,179,794	937,936
Nextel Communications, Inc.	7.375	08/01/15	8,000,000	7,870,000
NII Capital Corp.	8.875	12/15/19	2,830,000	2,992,725
NII Capital Corp.	10.000	08/15/16	2,025,000	2,278,125
SBA Tower Trust (S)	5.101	04/15/17	4,770,000	5,080,050
Sprint Capital Corp.	8.375	03/15/12	6,405,000	6,597,150
Sprint Capital Corp.	8.750	03/15/32	6,820,000	6,990,500

Utilities 1.05%				34,266,521

Electric Utilities 0.68%
Appalachian Power Company	5.000	06/01/17	2,305,000	2,537,747
Centrais Eletricas do Para SA (S)	10.500	06/03/16	4,275,000	4,440,903
Cia de Eletricidade do Estado da Bahia (BRL) (D)	11.750	04/27/16	7,900,000	5,272,787
Dubai Electricity & Water Authority (S)	7.375	10/21/20	4,890,000	5,000,025
Texas Competitive Electric Holdings Company LLC/TCEH Finance, Inc.
(S)	11.500	10/01/20	1,795,000	1,516,775
United Maritime Group LLC	11.750	06/15/15	3,425,000	3,450,688

Independent Power Producers & Energy Traders 0.18%
AES Andres Dominicana, Ltd./Itabo Dominicana (S)	9.500	11/12/20	4,065,000	4,278,413
Listrindo Capital BV (S)	9.250	01/29/15	1,435,000	1,526,065

Multi-Utilities 0.08%
Dominion Resources, Inc.	5.600	11/15/16	2,305,000	2,679,318

Water Utilities 0.11%
Cia de Saneamento Basico do Estado de Sao Paulo (S)	6.250	12/16/20	3,460,000	3,563,800

Convertible Bonds 1.92%				$62,666,441

(Cost $64,339,254)

Consumer Discretionary 0.67%				21,978,599

Automobiles 0.45%
Ford Motor Company	4.250	11/15/16	10,235,000	14,687,225

Household Durables 0.05%
D.R. Horton, Inc.	2.000	05/15/14	1,710,000	1,812,600

Media 0.17%
XM Satellite Radio, Inc. (S)	7.000	12/01/14	4,243,000	5,478,774

Consumer Staples 0.08%				2,672,231

Tobacco 0.08%
Alliance One International, Inc.	5.500	07/15/14	2,885,000	2,672,231

Energy 0.12%				3,976,350

Oil, Gas & Consumable Fuels 0.12%
Chesapeake Energy Corp.	2.250	12/15/38	2,460,000	2,189,400

9

Strategic Income Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Energy (continued)

Chesapeake Energy Corp.	2.500	05/15/37	$1,710,000	$1,786,950

Financials 0.32%				10,265,192

Capital Markets 0.15%
Ares Capital Corp. (S)	5.750	02/01/16	1,735,000	1,715,481
Janus Capital Group, Inc.	3.250	07/15/14	3,110,000	3,051,687

Real Estate Investment Trusts 0.17%
Dundee International (CAD) (D)	5.500	07/31/18	1,570,000	1,591,322
Prologis LP	3.250	03/15/15	1,935,000	2,005,144
Transglobe Apartment Real Estate Investment Trust (CAD) (D)	5.400	09/30/18	1,960,000	1,901,558

Health Care 0.10%				3,372,050

Biotechnology 0.04%
Gilead Sciences, Inc.	1.000	05/01/14	1,220,000	1,340,475

Health Care Equipment & Supplies 0.06%
Teleflex, Inc.	3.875	08/01/17	1,820,000	2,031,575

Industrials 0.30%				9,708,700

Airlines 0.30%
Continental Airlines, Inc.	4.500	01/15/15	2,815,000	3,434,300
United Continental Holdings, Inc.	4.500	06/30/21	7,130,000	6,274,400

Materials 0.08%				2,533,781

Containers & Packaging 0.08%
Owens-Brockway Glass Container, Inc. (S)	3.000	06/01/15	2,835,000	2,533,781

Telecommunication Services 0.25%				8,159,538

Wireless Telecommunication Services 0.25%
Clearwire Communications LLC/Clearwire Finance, Inc. (S)	8.250	12/01/40	11,615,000	8,159,538

Municipal Bonds 0.96%				$31,322,808

(Cost $28,092,012)

California 0.27%				8,709,152

County of Siskiyou	6.100	06/01/37	2,375,000	2,168,921
Modesto Irrigation District Financing Authority	7.204	10/01/40	3,115,000	3,492,663
State of California	6.200	10/01/19	2,595,000	3,047,568

District of Columbia 0.14%				4,612,728

Metropolitan Washington Airports Authority, Series D	8.000	10/01/47	4,395,000	4,612,728

Florida 0.03%				1,117,300

Florida Governmental Utility Authority	7.084	10/01/40	1,000,000	1,117,300

Georgia 0.17%				5,665,254

Municipal Electric Authority of Georgia	7.055	04/01/57	5,605,000	5,665,254

Nevada 0.04%				1,419,564

County of Clark	6.000	07/01/28	1,375,000	1,419,564

Ohio 0.20%				6,453,769

American Municipal Power, Inc.	8.084	02/15/50	4,875,000	6,453,769

10

Strategic Income Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Texas 0.07%				$2,172,513

Dallas-Fort Worth International Airport Facilities Improvement	7.000	01/01/16	$2,090,000	2,172,513

Washington 0.04%				1,172,528

Washington State Convention Center Public Facilities District	6.790	07/01/40	1,025,000	1,172,528

Foreign Government Obligations 22.53%				$734,970,954

(Cost $670,584,706)

Argentina 0.86%				28,090,650

Provincia de Buenos Aires (S)	10.875	01/26/21	3,735,000	3,286,800
Provincia de Buenos Aires (S)	11.750	10/05/15	5,560,000	5,504,400
Provincia de Cordoba (S)	12.375	08/17/17	3,990,000	3,940,125
Provincia de Neuquen Argentina (S)	7.875	04/26/21	6,470,000	6,502,350
Republic of Argentina	7.000	10/03/15	2,110,000	2,051,975
Republic of Argentina	8.750	06/02/17	6,805,000	6,805,000

Australia 2.07%				67,522,301

New South Wales Treasury Corp. (AUD) (D)	6.000	04/01/16	9,572,000	10,830,566
New South Wales Treasury Corp. (AUD) (D)	6.000	05/01/20	34,500,000	39,371,062
New South Wales Treasury Corp., Series 12 (AUD) (D)	6.000	05/01/12	16,017,000	17,320,673

Canada 3.14%				102,429,299

Canada Housing Trust No 1 (CAD) (D)(S)	2.750	06/15/16	6,900,000	7,324,653
Canada Housing Trust No 1 (CAD) (D)(S)	4.800	06/15/12	2,340,000	2,459,210
Ontario School Boards Financing Corp., Series 01A2 (CAD) (D)	6.250	10/19/16	8,485,000	10,251,748
Province of Ontario	3.150	12/15/17	6,960,000	7,413,924
Province of Ontario (CAD) (D)	4.500	03/08/15	8,915,000	9,952,974
Province of Ontario (CAD) (D)	4.750	06/02/13	14,000,000	15,136,526
Province of Ontario (NZD) (D)	6.250	06/16/15	30,690,000	27,740,405
Province of Quebec (CAD) (D)	5.250	10/01/13	14,000,000	15,418,585
Province of Quebec (NZD) (D)	6.750	11/09/15	7,310,000	6,731,274

Indonesia 2.53%				82,449,881

Republic of Indonesia (S)	5.875	03/13/20	4,140,000	4,771,350
Republic of Indonesia (IDR) (D)	8.250	07/15/21	214,360,000,000	27,625,962
Republic of Indonesia (IDR) (D)	9.500	06/15/15	137,720,000,000	18,058,008
Republic of Indonesia (IDR) (D)	9.500	07/15/31	91,600,000,000	12,444,890
Republic of Indonesia (IDR) (D)	10.000	07/15/17	80,270,000,000	11,053,884
Republic of Indonesia (IDR) (D)	12.500	03/15/13	27,675,000,000	3,610,486
Republic of Indonesia (IDR) (D)	14.250	06/15/13	36,000,000,000	4,885,301

Malaysia 0.53%				17,237,613

Government of Malaysia (MYR) (D)	3.835	08/12/15	50,450,000	17,237,613

Mexico 0.55%				17,937,866

Government of Mexico (MXN) (D)	7.500	06/21/12	150,685,800	12,503,866
Government of Mexico	11.375	09/15/16	3,800,000	5,434,000

New Zealand 1.30%				42,471,527

Dominion of New Zealand (NZD) (D)	5.000	03/15/19	10,200,000	9,024,102
Government of New Zealand, Series 1217 (NZD) (D)	6.000	12/15/17	35,720,000	33,447,425

Norway 0.96%				31,436,287

Government of Norway (NOK) (D)	4.500	05/22/19	25,741,000	5,401,433

11

Strategic Income Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Norway (continued)

Government of Norway (NOK) (D)	5.000	05/15/15	92,202,000	$18,921,069
Government of Norway (NOK) (D)	6.500	05/15/13	35,500,000	7,113,785

Peru 0.08%				2,518,650

Republic of Peru	7.350	07/21/25	$1,930,000	2,518,650

Philippines 2.61%				85,221,334

Republic of Philippines (PHP) (D)	4.950	01/15/21	608,000,000	14,683,299
Republic of Philippines (PHP) (D)	5.875	12/16/20	609,320,800	14,631,538
Republic of Philippines (PHP) (D)	6.250	01/14/36	252,000,000	5,803,375
Republic of Philippines (PHP) (D)	6.500	04/28/21	678,000,000	16,824,491
Republic of Philippines (PHP) (D)	8.125	12/16/35	1,343,408,480	33,278,631

Singapore 2.29%				74,690,099

Republic of Singapore (SGD) (D)	1.375	10/01/14	7,000,000	6,007,858
Republic of Singapore (SGD) (D)	1.625	04/01/13	17,300,000	14,709,295
Republic of Singapore (SGD) (D)	2.875	07/01/15	28,400,000	25,786,059
Republic of Singapore (SGD) (D)	3.250	09/01/20	29,690,000	28,186,887

South Korea 3.20%				104,332,588

Republic of Korea (SGD) (D)	2.440	05/25/12	4,250,000	3,556,569
Republic of Korea (KRW) (D)	3.500	06/10/14	6,300,000,000	5,905,707
Republic of Korea (KRW) (D)	4.000	03/10/16	20,800,000,000	19,803,253
Republic of Korea (KRW) (D)	4.250	06/10/21	17,000,000,000	16,449,789
Republic of Korea	4.375	08/10/15	1,530,000	1,613,578
Republic of Korea (KRW) (D)	5.000	06/10/20	11,735,000,000	11,948,339
Republic of Korea, Series 1212 (KRW) (D)	4.250	12/10/12	1,100,000,000	1,040,585
Republic of Korea, Series 1809 (KRW) (D)	5.750	09/10/18	41,930,000,000	44,014,768

Sweden 2.31%				75,362,717

Kingdom of Sweden (SEK) (D)	3.750	08/12/17	82,930,000	14,389,006
Kingdom of Sweden (SEK) (D)	4.500	08/12/15	129,600,000	22,646,024
Kingdom of Sweden, Series 1047 (SEK) (D)	5.000	12/01/20	110,425,000	21,619,026
Svensk Exportkredit AB (NZD) (D)	7.625	06/30/14	18,040,000	16,708,661

Ukraine 0.10%				3,270,142

City of Kyiv Via (S)	9.375	07/11/16	815,000	783,142
Government of Ukraine (S)	7.950	02/23/21	2,400,000	2,487,000

Term Loans (M))4.19%				$136,531,958
(Cost $148,312,509)

Consumer Discretionary 1.58%				51,549,483

Hotels, Restaurants & Leisure 0.68%
Caesars Entertainment Operating Company, Inc.	4.503	01/26/18	12,425,000	10,219,563
CCM Merger, Inc.	7.000	03/01/17	1,650,115	1,600,612
East Valley Tourist Development Authority	12.000	08/06/12	542,811	417,965
Kalispel Tribal Economic Authority	7.500	02/22/17	6,900,000	6,348,000
Las Vegas Sands LLC	2.720	11/23/16	3,875,231	3,582,166

Media 0.78%
Clear Channel Communications, Inc.	3.871	01/28/16	8,200,550	6,191,415
Dex Media West LLC	7.000	10/24/14	1,503,762	1,097,746

12

Strategic Income Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Consumer Discretionary (continued)

Hubbard Broadcasting, Inc.	8.750	04/30/18	$690,000	$662,400
Mood Media Corp.	7.000	04/30/18	2,950,000	2,795,125
Mood Media Corp.	10.250	10/31/18	1,055,000	1,007,525
Primedia, Inc.	7.500	01/12/18	11,790,000	11,288,925
Vertis, Inc.	11.750	12/31/15	2,968,541	2,345,148

Multiline Retail 0.12%
Michaels Stores, Inc.	2.500	10/31/13	4,228,080	3,992,893

Consumer Staples 0.13%				4,191,853

Food & Staples Retailing 0.05%
Great Atlantic & Pacific Tea Company	8.750	06/15/12	1,500,000	1,477,500

Personal Products 0.08%
Revlon Consumer Products Corp.	4.750	11/17/17	2,825,000	2,714,353

Financials 0.23%				7,664,901

Real Estate Investment Trusts 0.09%
iStar Financial, Inc.	7.000	06/30/14	3,240,000	3,117,149

Real Estate Management & Development 0.14%
Realogy Corp.	3.186	10/10/13	467,485	384,506
Realogy Corp.	3.272	10/10/13	3,711,515	3,052,721
Realogy Corp.	13.500	10/15/17	1,105,000	1,110,525

Health Care 0.34%				10,995,220

Health Care Providers & Services 0.34%
Community Health Systems, Inc.	2.569	07/25/14	4,019,955	3,733,533
National Mentor Holdings, Inc.	7.000	02/09/17	4,014,937	3,533,145
PTS Acquisition Corp.	2.471	04/10/14	4,348,154	3,728,542

Industrials 0.82%				26,690,166

Aerospace & Defense 0.11%
Hawker Beechcraft Acquisition Company LLC	2.224	03/26/14	4,625,187	3,345,550
Hawker Beechcraft Acquisition Company LLC	2.246	03/26/14	286,011	206,881

Airlines 0.52%
Delta Air Lines, Inc.	5.500	04/20/17	7,800,000	7,221,497
US Airways Group, Inc.	2.721	03/21/14	11,706,035	9,764,788

Trading Companies & Distributors 0.19%
Bourland & Leverich Supply Company LLC	11.000	08/13/15	3,383,188	3,526,973
Travelport LLC	4.746	08/21/15	2,856,574	2,624,477

Information Technology 0.11%				3,448,053

Software 0.11%
First Data Corp.	2.967	09/24/14	519,167	458,165
First Data Corp.	4.217	03/23/18	3,562,924	2,989,888

Materials 0.19%				6,059,469

Containers & Packaging 0.19%
Consolidated Container Company LLC	5.750	09/28/14	7,330,000	6,059,469

13

Strategic Income Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Telecommunication Services 0.62%				$20,218,558

Diversified Telecommunication Services 0.62%
Intelsat Jackson Holdings SA	3.246	02/02/14	$6,400,000	5,824,000
Intelsat Jackson Holdings SA	5.250	04/02/18	5,162,063	4,925,470
LightSquared LP	12.000	10/01/14	6,428,915	4,757,397
Unitek Global Services	9.000	04/16/18	4,688,250	4,711,691

Utilities 0.17%				5,714,255

Electric Utilities 0.17%
Texas Competitive Electric Holdings Company LLC	3.706	10/10/14	3,809,503	2,914,270
Texas Competitive Electric Holdings Company LLC	4.740	10/10/17	3,809,503	2,799,985

Capital Preferred Securities 1.48%				$48,279,321

(Cost $47,009,593)

Financials 1.48%				48,279,321

Commercial Banks 1.35%
BB&T Capital Trust IV (6.820% to 06/12/2037 then 3 month LIBOR +
2.110% quarterly or 1 month LIBOR + 2.108%)	6.820	06/12/57	2,337,000	2,339,921
Fifth Third Capital Trust IV (6.500% to 04/15/2017 then 3 month LIBOR
+ 1.368%)	6.500	04/15/37	3,435,000	3,185,963
First Midwest Capital Trust I, Series B	6.950	12/01/33	2,280,000	2,012,100
First Tennessee Capital II	6.300	04/15/34	870,000	800,400
PNC Financial Services Group, Inc. (P)(Q)	6.750	08/01/21	5,830,000	5,649,911
PNC Preferred Funding Trust III (8.700% to 3/15/13, then 3 month
LIBOR + 5.226%) (Q)(S)	8.700	03/15/13	600,000	613,344
SunTrust Capital VIII (6.100% to 12/15/2036, then 1 month LIBOR +
1.965%)	6.100	12/15/36	8,280,000	8,031,600
Wachovia Capital Trust III (P)(Q)	5.570	10/31/11	21,050,000	18,418,750
Wells Fargo Capital XV (9.750% to 09/26/2013, then 3 month LIBOR +
5.830%) (Q)	9.750	10/03/11	2,865,000	2,958,113

Diversified Financial Services 0.13%
JPMorgan Chase Capital XXII	6.450	02/02/37	2,875,000	2,841,219
Susquehanna Capital II	11.000	03/23/40	1,360,000	1,428,000

Collateralized Mortgage Obligations 3.66%				$119,518,868

(Cost $112,757,161)

Commercial & Residential 2.91%				95,072,387

American Home Mortgage Assets
Series 2006-6, Class XP IO	2.481	12/25/46	41,708,363	2,525,508
American Tower Trust
Series 2007-1A, Class C (S)	5.615	04/15/37	1,285,000	1,368,741
Bear Stearns Alt-A Trust
Series 2004-12 1A1 (P)	0.568	01/25/35	3,138,874	2,738,065
Chase Mortgage Finance Corp.
Series 2007-A1, Class 2A1 (P)	2.753	02/25/37	3,229,922	3,087,845
Countrywide Alternative Loan Trust
Series 2006-OA12, Class X IO	2.667	09/20/46	24,087,736	1,587,806
Downey Savings & Loan Association Mortgage Loan Trust
Series 2005-AR2, Class X2 IO	2.554	03/19/45	75,381,238	3,120,323

14

Strategic Income Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Commercial & Residential (continued)

GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.722	09/25/35	$6,830,589	$5,783,323
Harborview Mortgage Loan Trust
Series 2005-2, Class X IO	2.342	05/19/35	30,088,737	1,589,224
Series 2005-8, Class 1X IO	2.339	09/19/35	24,870,802	1,209,820
Series 2007-3, Class ES IO	0.350	05/19/47	50,624,664	334,123
Series 2007-4, Class ES IO	0.350	07/19/47	62,830,193	343,053
Series 2007-6, Class ES IO (S)	0.342	08/19/37	42,252,162	272,526
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.247	10/25/36	58,521,599	2,885,700
Series 2005-AR18, Class 2X IO	1.923	10/25/36	63,602,051	3,086,608
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP7, Class AM (P)	6.074	04/15/45	9,905,000	9,442,545
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09/15/39	9,125,000	8,485,192
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4 (P)	5.414	07/12/46	4,475,000	4,855,442
MLCC Mortgage Investors, Inc.	0.820	11/25/29	2,792,606	2,594,485
Morgan Stanley Capital I
Series 2007-IQ13, Class A4	5.364	03/15/44	8,460,000	8,951,357
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (P)	2.535	10/25/34	3,859,792	3,257,800
Series 2004-9, Class 1A (P)	5.889	11/25/34	4,448,498	4,303,663
Structured Asset Securities Corp.
Series 2003-7A, Class 3A6 (P)	2.548	12/25/33	4,572,300	4,129,011
WaMu Mortgage Pass Through Certificates
Series 2005-AR13, Class X IO	1.615	10/25/45	173,548,032	8,208,145
Series 2005-AR13, Class B1 (P)	0.818	10/25/45	4,874,125	788,589
Series 2005-AR6, Class B1 (P)	0.818	04/25/45	7,770,984	996,901
Wells Fargo Mortgage Backed Securities Trust
Series 2004-Z, Class 2A1 (P)	2.732	12/25/34	2,200,076	2,003,963
Series 2005-AR5, Class 1A1 (P)	5.103	04/25/35	8,021,556	7,122,629

U.S. Government Agency 0.75%				24,446,481

Federal National Mortgage Association
Series 398, Class C3 IO	4.500	05/25/39	11,387,683	1,776,874
Series 402, Class 3 IO	4.000	11/25/39	8,799,193	1,874,777
Series 402, Class 4 IO	4.000	10/25/39	15,183,502	3,309,436
Series 402, Class 7 IO	4.500	11/25/39	19,257,101	3,340,974
Series 406, Class 3 IO	4.000	01/25/41	20,652,896	3,956,801
Series 407, Class 4 IO	4.500	03/25/41	29,097,253	4,812,878
Series 407, Class 7 IO	5.000	03/25/41	18,435,913	3,535,170
Series 407, Class 8 IO	5.000	03/25/41	8,544,229	1,839,571

Asset Backed Securities 0.91%				$29,543,474

(Cost $27,594,520)

Aircraft Certificate Owner Trust
Series 2003-1A, Class E (S)	7.001	09/20/22	2,030,000	1,837,150
Dominos Pizza Master Issuer LLC
Series 2007-1, Class M1 (S)	7.629	04/25/37	7,725,000	7,879,500
Series 2007-1, Class A2 (S)	5.261	04/25/37	7,777,000	7,835,327
Ford Auto Securitization Trust (CAD)
Series 2010-R3A, Class A1 (D) (S)	1.926	06/15/13	3,401,172	3,477,336
Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05/20/41	8,337,000	8,514,161

15

Strategic Income Fund
As of 8-31-11 (Unaudited)

	Shares	Value

Common Stocks 4.50%		$146,613,703

(Cost $135,934,071)

Consumer Discretionary 0.55%		17,951,974

Hotels, Restaurants & Leisure 0.02%
Greektown Superholdings, Inc. (I)(V)	8,564	638,018

Media 0.53%
Charter Communications, Inc., Class A (I)	204,059	10,178,463
Citadel Broadcasting Corp., Class A (I)	11,750	375,413
Citadel Broadcasting Corp., Class B (I)	79,950	2,558,400
Vertis Holdings, Inc. (I)	300,120	4,201,680

Energy 0.28%		8,925,125

Oil, Gas & Consumable Fuels 0.28%
OGX Petroleo e Gas Participacoes SA (I)	854,921	6,159,899
YPF SA ADR	70,130	2,765,226

Financials 0.94%		30,660,921

Capital Markets 0.25%
Apollo Investment Corp.	270,194	2,456,063
Ares Capital Corp.	364,203	5,539,528

Commercial Banks 0.21%
Talmer Bank & Trust Company (I)(R)	1,023,611	6,928,551

Real Estate Investment Trusts 0.48%
Dundee International	79,684	815,311
Homburg Canada Real Estate Investment Trust	862,868	10,115,107
Plum Creek Timber Company, Inc.	63,962	2,428,637
Weyerhaeuser Company	131,876	2,377,724

Health Care 0.08%		2,629,368

Pharmaceuticals 0.08%
Johnson & Johnson	39,960	2,629,368

Telecommunication Services 0.47%		15,245,093

Diversified Telecommunication Services 0.47%
AT&T, Inc.	260,883	7,429,948
Deutsche Telekom AG, ADR	8,253	105,473
Verizon Communications, Inc.	213,151	7,709,672

Utilities 2.18%		71,201,222

Electric Utilities 0.72%
Entergy Corp.	120,485	7,856,827
FirstEnergy Corp.	179,557	7,945,397
Progress Energy, Inc.	159,010	7,759,688

Multi-Utilities 1.46%
Alliant Energy Corp.	197,755	8,022,920
Consolidated Edison, Inc.	136,359	7,664,739
DTE Energy Company	157,099	7,942,925
NSTAR	176,632	8,075,615
OGE Energy Corp.	162,324	8,124,316
Xcel Energy, Inc.	316,530	7,808,795

16

Strategic Income Fund
As of 8-31-11 (Unaudited)

	Shares	Value
Preferred Securities 1.99%		$65,002,724

(Cost $69,616,688)

Consumer Discretionary 0.49%		16,036,332

Automobiles 0.11%
General Motors Company, Series B, 4.750%	94,000	3,747,780

Hotels, Restaurants & Leisure 0.38%
Greektown Superholdings, Inc., Series A (I)(V)	164,947	12,288,552

Energy 0.10%		3,373,053

Oil, Gas & Consumable Fuels 0.10%
Apache Corp., Series D, 6.000%	58,046	3,373,053

Financials 1.18%		38,313,589

Commercial Banks 0.75%
HSBC USA, Inc., 6.500%	207,625	5,174,015
Wells Fargo & Company, Series L, 7.500%	8,715	9,072,054
Zions Bancorporation, Series C, 9.500%	395,200	10,038,080

Diversified Financial Services 0.30%
Citigroup Capital XIII (7.875% to 10/30/2015, then 3 month LIBOR + 6.370%)	114,140	2,972,206
Citigroup, Inc., 7.500%	73,270	6,932,075

Insurance 0.06%
Calenergy Capital Trust III, 6.500%	38,450	1,876,360

Real Estate Investment Trusts 0.07%
FelCor Lodging Trust, Inc., Series A, 1.950%	99,725	2,248,799

Utilities 0.22%		7,279,750

Electric Utilities 0.22%
PPL Corp., 8.750%	133,085	7,279,750
	Shares	Value
Warrants 0.11%		$3,497,279

(Cost $2,517,603)
Citadel Broadcasting Corp. (Expiration Date: 06/03/2030; Strike Price: $0.001) (I)	109,461	3,497,279

Total investments (Cost $2,955,543,269)† 94.92%		$3,095,987,342

Other assets and liabilities, net 5.08%		$165,790,722

Total net assets 100.00%		$3,261,778,064

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

Currency abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee

17

Strategic Income Fund
As of 8-31-11 (Unaudited)

KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippino Peso
SEK	Swedish Krona
SGD	Singapore Dollar

ADR	American Depositary Receipts
IO	Interest Only Security - Interest Tranche of Stripped Mortgage Pool
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
(D)	Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown is next call date.
(R)	Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities
Act of 1933.

Value as a
			Beginning	Ending	percentage
Issuer,	Acquisition	Acquisition	share	share	of Fund's net	Value as of
desciption	date	cost	amount	amount	assets	8-31-11

Talmer Bank
& Trust
Company	4-30-10	$6,141,666	1,023,611	1,023,611	0.21%	$6,928,551

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $808,377,066 or 24.78% of the Fund's net assets as of 8-31-11.

(V) The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund. For more information on this security refer to the Notes to the Schedule of Investments.

† At 8-31-11, the aggregate cost of investment securities for federal income tax purposes was $2,965,335,819. Net unrealized appreciation aggregated $130,651,523, of which $224,688,311 related to appreciated investment securities and $94,036,788 Frelated to depreciated investment securities.

18

Strategic Income Fund
As of 8-31-11 (Unaudited)

The Fund had the following country concentration as a percentage of total net assets on 8-31-11:

United States	47%
Canada	6%
Singapore	3%
South Korea	3%
Australia	3%
Indonesia	3%
Cayman Islands	3%
Philippines	3%
Germany	2%
Sweden	2%
Luxembourg	2%
Brazil	2%
United Kingdom	2%
New Zealand	2%
Mexico	2%
Other Countries	10%
Other	5%

19

Strategic Income Fund
As of 8-31-11 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of August 31, 2011, by major security category or type:

			Level 2	Level 3
		Level 1	Significant	Significant
	Total Market	Quoted	Observable	Unobservable
	Value at 8-31-11	Price	Inputs	Inputs

Corporate Bonds	$1,718,039,812	—	$1,686,852,428	$31,187,384
Convertible Bonds	62,666,441	—	59,173,561	3,492,880
Municipal Bonds	31,322,808	—	31,322,808	—
Foreign Government Obligations	734,970,954	—	734,970,954	—
Term Loans	136,531,958	—	136,531,958	—
Capital Preferred Securities	48,279,321	—	48,279,321	—
Collateralized Mortgage Obligations	119,518,868	—	117,345,174	2,173,694
Asset Backed Securities	29,543,474	—	27,706,324	1,837,150
Common Stocks	146,613,703	$134,845,454	—	11,768,249
Preferred Securities	65,002,724	52,714,172	—	12,288,552
Warrants	3,497,279	3,497,279	—	—

Total Investments in Securities	$3,095,987,342	$191,056,905	$2,842,182,528	$62,747,909
Other Financial Instruments:
Forward Foreign Currency Contract	($19,693,983)	—	($19,693,983)	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the period ended August 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

20

Strategic Income Fund
As of 8-31-11 (Unaudited)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

			COLLAT-
			ERALIZED	ASSET
	CORPORATE	CONVERTIBLE	MORTGAGE	BACKED	COMMON	PREFERRED
	BONDS	BONDS	OBLIGATIONS	SECURITIES	STOCK	SECURITIES	TOTALS

Balance as of 5-31-11	$58,336,849	—	$13,442,483	$9,539,863	$11,246,185	—	$92,565,380
Realized gain (loss)	(1,434,675)	—	—	—	—	—	(1,434,675)
Change in unrealized appreciation (depreciation)	(714,348)	($239,674)	(88,222)	(50,750)	(240,731)	($2,403,277)	(3,737,002)
Purchases	2,345,156	3,732,554	552	—	—	—	6,078,262
Sales	(318,359)	—	(184,126)	—	—	—	(502,485)
Transfers into Level 3	—	—	—	—	762,795	14,691,829	15,454,624
Transfer out of Level 3	(27,027,239)	—	(10,996,993)	(7,651,963)	—	—	(45,676,195)
Balance as of 8-31-11	$31,187,384	$3,492,880	$2,173,694	$1,837,150	$11,768,249	$12,288,552	$62,747,909
Change in unrealized at period end*	($2,149,024)	($239,674)	($88,222)	$3,675	($240,731)	($2,403,277)	($5,117,253)
*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Fund’s failure to receive scheduled

21

Strategic Income Fund
As of 8-31-11 (Unaudited)

payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Fund may have limited rights to enforce the terms of an underlying loan.

Stripped securities. Stripped mortgage backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, and the risk that currency movements will not occur thereby reducing the Fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the period ended August 31, 2011, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates. The following table summarizes the contracts held at August 31, 2011. During the period ended August 31, 2011, the Fund held forward foreign currency contracts with USD absolute values ranging from $1.3 billion to $5.2 billion, as measured at each quarter end.

22

Strategic Income Fund
As of 8-31-11 (Unaudited)

	Principal Amount	Principal Amount
	Covered by	Covered by		Settlement	Unrealized Appreciation
Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Buys

AUD	25,375,000	$27,034,660	Toronto Dominion Bank	9/28/2011	$497,485
AUD	26,100,000	27,807,078	Royal Bank of Scotland PLC	9/28/2011	(333,933)
AUD	44,300,000	47,197,455	State Street Bank London	9/28/2011	(1,616,735)
AUD	52,200,000	55,614,157	Royal Bank of Canada	9/28/2011	(59,748)
AUD	76,200,000	81,183,884	Bank of Montreal	9/28/2011	2,100,984
AUD	131,781,575	140,400,789	Canadian Imperial Bank of Commerce	9/28/2011	2,383,076
CAD	21,096,611	21,529,743	Royal Bank of Canada	9/28/2011	79,743
CAD	21,167,933	21,602,528	Bank of Montreal	9/28/2011	152,529
CAD	21,189,597	21,624,637	Canadian Imperial Bank of Commerce	9/28/2011	174,637
CAD	50,630,880	51,670,374	Bank of Nova Scotia	9/28/2011	620,374
CAD	51,333,949	52,387,878	Toronto Dominion Bank	9/28/2011	41,886
CAD	139,263,356	142,122,551	Royal Bank of Scotland PLC	9/28/2011	(2,782,509)
GBP	31,700,000	51,443,461	UBS AG	9/28/2011	528,518
GBP	51,600,000	83,737,621	Citibank N.A.	9/28/2011	(630,993)
GBP	88,533,000	143,673,310	Bank of Montreal	9/28/2011	(269,981)
GBP	101,250,000	164,310,739	Royal Bank of Canada	9/28/2011	273,530
GBP	105,100,000	170,558,604	State Street Bank London	9/28/2011	2,170,894
GBP	105,329,801	170,931,530	Canadian Imperial Bank of Commerce	9/28/2011	488,439
GBP	159,900,000	259,489,256	Royal Bank of Scotland PLC	9/28/2011	(1,485,266)
JPY	1,577,760,743	20,609,916	Toronto Dominion Bank	9/28/2011	99,122
JPY	1,732,533,400	22,631,675	Royal Bank of Scotland PLC	9/28/2011	696,707
JPY	2,162,641,275	28,250,072	State Street Bank London	9/28/2011	152,875
JPY	12,061,777,082	157,560,147	Canadian Imperial Bank of Commerce	9/28/2011	893,344
NZD	25,375,000	21,578,629	Canadian Imperial Bank of Commerce	9/28/2011	518,901
NZD	43,217,638	36,751,817	UBS AG	9/28/2011	1,426,368
NZD	97,797,480	83,165,931	Citibank N.A.	9/28/2011	(1,159,978)
NZD	337,576,584	287,071,517	Royal Bank of Scotland PLC	9/28/2011	(676,692)

		$2,391,939,959			$4,283,577
Sells

AUD	15,768,737	16,800,096	Royal Bank of Scotland PLC	9/28/2011	($4,853)
AUD	24,160,948	25,741,202	UBS AG	9/28/2011	(283,730)
AUD	25,400,000	27,061,295	Bank of Montreal	9/28/2011	(365,895)

23

Strategic Income Fund
As of 8-31-11 (Unaudited)

	Principal Amount	Principal Amount
	Covered by	Covered by		Settlement	Unrealized Appreciation
Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Sells

AUD	79,144,425	$84,320,890	State Street Bank London	9/28/2011	312,078
AUD	332,732,967	354,495,467	Canadian Imperial Bank of Commerce	9/28/2011	(10,947,918)
CAD	1,367,328	1,395,401	UBS AG	9/28/2011	44,195
CAD	40,794,807	41,632,358	Royal Bank of Scotland PLC	9/28/2011	689,684
CAD	56,584,050	57,745,769	State Street Bank London	9/28/2011	929,981
CAD	63,180,209	64,477,352	Royal Bank of Canada	9/28/2011	302,244
CAD	142,760,437	145,691,429	Bank of Montreal	9/28/2011	(1,748,139)
EUR	4,900,000	7,036,347	Canadian Imperial Bank of Commerce	9/28/2011	(235,931)
EUR	15,940,000	22,889,669	Royal Bank of Canada	9/28/2011	(296,632)
EUR	71,782,320	103,078,640	Bank of Nova Scotia	9/28/2011	(1,077,400)
GBP	25,938,691	42,093,881	Toronto Dominion Bank	9/28/2011	(252,957)
GBP	50,500,000	81,952,517	Royal Bank of Canada	9/28/2011	847,283
GBP	51,600,000	83,737,621	Citibank N.A.	9/28/2011	588,289
GBP	188,350,000	305,658,545	Royal Bank of Scotland PLC	9/28/2011	(473,757)
GBP	327,024,110	530,701,956	Bank of Nova Scotia	9/28/2011	(7,149,437)
JPY	32,770,900	428,079	UBS AG	9/28/2011	(13,404)
JPY	2,235,778,200	29,205,443	Canadian Imperial Bank of Commerce	9/28/2011	(1,097,041)
JPY	3,781,359,400	49,395,005	State Street Bank London	9/28/2011	(580,815)
JPY	4,452,320,700	58,159,614	Royal Bank of Canada	9/28/2011	(2,485,709)
JPY	7,032,483,300	91,863,669	Royal Bank of Scotland PLC	9/28/2011	(2,050,329)
NZD	11,750,000	9,992,074	Bank of Montreal	9/28/2011	(361,422)
NZD	20,352,158	17,307,257	Royal Bank of Canada	9/28/2011	(517,912)
NZD	31,134,155	26,476,153	UBS AG	9/28/2011	(1,018,681)
NZD	64,839,123	55,138,497	State Street Bank London	9/28/2011	(1,962,307)
NZD	71,987,776	61,217,635	Canadian Imperial Bank of Commerce	9/28/2011	(1,639,364)
NZD	97,797,480	83,165,931	Citibank N.A.	9/28/2011	1,620,711
NZD	349,453,581	297,171,589	Royal Bank of Scotland PLC	9/28/2011	5,251,608

		$2,776,031,381			($23,977,560)

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling

24

Strategic Income Fund
As of 8-31-11 (Unaudited)

JPY	Japanese Yen
NZD	New Zealand Dollar

Fair value of derivative instruments by risk category

	Financial Instruments	Asset	Liability
	Location	Derivatives	Derivatives
RISK	Fair Value	Fair Value	Fair Value

Foreign exchange	Foreign forward currency
contracts	contracts	$23,885,485	($43,579,468)

Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the period ended August 31, 2011, is set forth below:

	Beginning	Ending	Realized
	share	share	gain	Dividend	Ending
Affiliate	amount	amount	(loss)	income	value

Greektown Superholdings, Inc., Common
Bought: none Sold: none	8,564	8,564	-	-	$638,018
Greektown Superholdings, Inc., Preferred
Bought: none Sold: none	164,947	164,947	-	-	$12,288,552

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

25

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Strategic Income Fund.

910Q1 8/11
10/11

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	October 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	October 20, 2011

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	October 20, 2011